December 31, 1999

                             (GRAPHIC APPEARS HERE)

                                BT Mutual Funds





                         Institutional
                             Treasury Money Fund
                                  Annual Report





                   Trust: BT Institutional Funds
                   Investment Advisor: Bankers Trust Company

Institutional Treasury Money Fund

Table of Contents

                  Letter to Shareholders                             3

                  Institutional Treasury Money Fund

                        Statement of Assets and Liabilities          5
                        Statement of Operations                      5
                        Statements of Changes in Net Assets          6
                        Financial Highlights                         7
                        Notes to Financial Statements                8
                        Report of Independent Accountants            9
                        Tax Information                              9

                  Treasury Money Portfolio

                        Schedule of Portfolio Investments           10
                        Statement of Assets and Liabilities         13
                        Statement of Operations                     13
                        Statements of Changes in Net Assets         14
                        Financial Highlights                        14
                        Notes to Financial Statements               15
                        Report of Independent Accountants           16

                  Proxy Results                                     17



                                ---------------
                  The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Bankers
                  Trust Company. The Fund is subject to investment risks, including possible loss of principal amount invested.
                                ---------------

Institutional Treasury Money Fund

Letter to Shareholders


We are pleased to present you with this annual report for the Institutional Treasury Money Fund (the "Fund"), providing a detailed review of the market, the Portfolio, and our outlook. Included are a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings.


MARKET ACTIVITY
Three major factors impacted the money markets over the annual period ended December 31, 1999--the ongoing extraordinary performance of the U.S. economy, the actions of the Federal Reserve Board, and the liquidity concerns surrounding Y2K. These factors combined to push yields on short-term money market securities significantly higher.

                                   Ratings(2)
                                    S&P: AAA
                                  Moody's: AAA

Rapid U.S. economic growth, benign inflation, the lowest unemployment rate in a generation, and a spectacular runup in the U.S. equity market gave consumers the confidence necessary to utilize their purchasing power.
o Housing, retail sales, and auto sales were all at historic levels.
o Subdued wage demands, competitive pressures, productivity improvements and global overcapacity combined to keep prices in check.
o Simultaneously, foreign economies around the world showed clear signs of recovery, with growth rates in Europe and Asia, in particular, increasing throughout the year.

The Federal Reserve Board raised interest rates three times during 1999.
o The Federal Reserve Board argued that the pace of the economy could not be indefinitely supported by labor force growth and productivity and thus may rekindle inflation.
o Consequently, on June 30, August 24, and November 16, the Federal Reserve Board raised interest rates by 0.25% each time, leaving the targeted federal funds rate at 5.50% at the end of the year.

Money market investors and issuers alike believed liquidity would be scarce over year-end, as anticipation of Y2K grew increasingly uncertain over the last quarter of 1999.

                          Portfolio Diversification

                     By Asset Type as of December 31, 1999
                     (percentages are based on net assets)

                            (PIE CHART APPEARS HERE)


             U.S. Treasury                           U.S. Treasury
             Notes 15%                               Bills 13%

             Repurchase
             Agreements
             72%


                          Status at December 31, 1999
                        Seven day effective yield: 4.75%
                            Average maturity: 25 days
                            Net Assets: $2.0 billion

o Both corporate and asset-backed issuers flooded the market with paper early in the fourth quarter, hoping to secure their year-end financing.
o To calm the markets, the Fed announced in October that it would provide the market with several liquidity programs, including a repurchase agreement facility with expanded collateral guidelines and a Standby Financing Facility.
o As with most other secular Y2K fears, the money markets' liquidity concerns also turned out to be for naught.

INVESTMENT REVIEW
We were able to produce competitive yields in the Institutional Treasury Money Fund. We maintained a neutral to the benchmark weighted average maturity position for most of the first half of the annual period, as the Federal Reserve Board remained neutral. As the yield curve steepened, we began to implement our Y2K strategy, i.e. a "barbell" strategy through the purchase of longer-dated Treasury securities that not only enabled us to take advantage of the higher yields but also to begin accumulating securities and term repurchase agreements maturing early in the year 2000, avoiding any liquidity issues that may have arisen.


                                          Cumulative Total Returns           Average Annual Total Returns         Annualized
                                                                                                               7 day      7 day
                                      Past 1   Past 3   Past 5   Since     Past 1  Past 3   Past 5    Since    current effective
Periods ended December 31, 1999        year     years    years  inception   year    years    years  inception   yield     yield
--------------------------------------------------------------------------------------------------------------------------------
Institutional
  Treasury Money Fund(1)
(inception 7/25/90)                    4.84%   16.31%   29.37%   56.81%     4.84%   5.17%    5.29%    4.88%     4.64%     4.75%
IBC U.S. Treasury and
  Repo Institutional
  Money Funds Average                  4.60%   15.60%   28.20%   54.50%     4.60%   4.95%    5.09%    4.73%     4.88%     5.00%

----------
(1) PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Yields will vary. Yields quoted for money market funds most closely reflect the fund's current earnings. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to maintain a share value of $1.00 per share, it is possible to lose money by investing in the Fund. "Current yield" refers to the income generated by an investment in the Fund over a 7-day period. This income is then "annualized." The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment.
(2) Ratings are subject to change and do not remove market risks.

Institutional Treasury Money Fund

Letter to Shareholders


It must also be noted that a strong technical condition existed in the short-term Treasury market for much of the year. This condition was generally attributed to the cutback of overall issuance by the Treasury, and at times to investors' decisions to remain on the sidelines as they sought to avoid volatile stock and bond markets while the Fed was in a tightening mode. Toward the end of the year, the Treasury temporarily increased the size of weekly bill issuance and also issued cash management bills. This action added much needed liquidity to the market at year end.

MANAGER OUTLOOK
We now know that the concerns and fears surrounding Y2K turned out to be a non-event. The world at large and the financial markets in particular continued to hum along without interruption. Looking ahead for the near term, we believe the U.S. economy still has substantial momentum, and the financial fundamentals for both households and businesses remain strong. Thus, we also feel that it will take somewhat higher interest rates to tone down the economy. The Federal Reserve Board could, in our view, continue to increase rates in the first half of the year 2000, as it seeks to slow real economic growth to a more sustainable pace.

Clearly, then, the degree of tightening and the timing of the Federal Reserve Board's next moves will be key to U.S. money market performance in the months ahead. So, too, will supply and demand factors.

For example, as the need for permanent financing of government debt decreases, the U.S. Treasury will likely continue to significantly cut back longer-term issuance, and when temporary needs arise, issue larger cash management bills. Consequently, the supply of both U.S. Treasuries and repurchase agreements collateralized by Treasuries will likely decrease. In the Institutional Treasury Money Fund, then, we intend to purchase term repurchase agreements to maintain competitive yields for the Portfolio. We also anticipate managing the Fund with a shorter duration than in 1999 to be well positioned for any potential Fed rate increases.

We will, of course, continue to closely observe economic conditions and how they affect the financial markets, as we seek to provide high current income consistent with liquidity and capital preservation.

As always, we appreciate your ongoing support of the Institutional Treasury Money Fund, and we look forward to continuing to serve your investment needs for many years ahead.


                              /s/ Darlene M. Rasel

                                Darlene M. Rasel
                Portfolio Manager of the Treasury Money Portfolio
                                December 31, 1999

Institutional Treasury Money Fund

Statement of Assets and Liabilities  December 31, 1999

Assets
      Investment in Treasury Money Portfolio, at Value                                                 $   1,968,022,973
      Due from Bankers Trust                                                                                       7,965
      Prepaid Expenses                                                                                            47,779
                                                                                                       -----------------
Total Assets                                                                                               1,968,078,717
                                                                                                       -----------------
Liabilities
      Dividends Payable                                                                                          211,083
      Accrued Expenses                                                                                            70,293
                                                                                                       -----------------
Total Liabilities                                                                                                281,376
                                                                                                       -----------------
Net Assets                                                                                             $   1,967,797,341
Composition of Net Assets
      Paid-in Capital                                                                                      1,967,457,035
      Accumulated Net Realized Gain from Investment Transactions                                                 340,306
                                                                                                       -----------------
Net Assets                                                                                             $   1,967,797,341
                                                                                                       =================
Shares Outstanding ($0.001 par value per share, unlimited number
      of shares of beneficial interest authorized)                                                         1,967,448,956
                                                                                                       =================
Net Asset Value, Offering and Redemption Price Per Share (net assets divided by shares outstanding)    $            1.00
                                                                                                       =================



Statement of Operations  For the year ended December 31, 1999


Investment Income
      Income Allocated from Treasury Money Portfolio, net                                              $      82,162,607
                                                                                                       -----------------
Expenses
      Administration and Services Fees                                                                           861,715
      Registration Fees                                                                                           80,173
      Professional Fees                                                                                           20,860
      Printing and Shareholder Reports                                                                            13,914
      Trustees Fees                                                                                                7,079
      Miscellaneous                                                                                               25,316
                                                                                                       -----------------
      Total Expenses                                                                                           1,009,057
      Less: Fee Waivers or Expense Reimbursements                                                               (147,342)
                                                                                                       -----------------
            Net Expenses                                                                                         861,715
                                                                                                       -----------------
Net Investment Income                                                                                         81,300,892
Net Realized Loss from Investment Transactions                                                                   (16,436)
                                                                                                       -----------------
Net Increase in Net Assets from Operations                                                             $      81,284,456
                                                                                                       -----------------

                       See Notes to Financial Statements.

Institutional Treasury Money Fund

Statements of Changes in Net Assets

                                                                     For the                       For the
                                                                    year ended                    year ended
                                                                December 31, 1999             December 31, 1998
                                                               ------------------            -------------------
Increase (Decrease) in Net Assets from:
Operations
      Net Investment Income                                      $   81,300,892               $   105,928,933
      Net Realized Gain (Loss) from Investment Transactions             (16,436)                      199,282
                                                                 --------------               ---------------
Net Increase in Net Assets from Operations                           81,284,456                   106,128,215
                                                                 --------------               ---------------
Distributions to Shareholders
      Net Investment Income                                         (81,300,892)                 (105,937,011)
                                                                 --------------               ---------------
Capital Transactions in Shares of Beneficial Interest
   (at net asset value of $1.00 per share)
      Proceeds from Sales of Shares                               7,563,712,283                15,298,889,115
      Dividend Reinvestments                                         61,803,169                    73,703,414
      Cost of Shares Redeemed                                    (7,386,535,957)              (15,496,583,149)
                                                                 --------------               ---------------
Net Increase (Decrease) from Capital Transactions in Shares
      of Beneficial Interest                                        238,979,495                  (123,990,620)
                                                                 --------------               ---------------
Total Increase (Decrease) in Net Assets                             238,963,059                  (123,799,416)
Net Assets
Beginning of Year                                                 1,728,834,282                 1,852,633,698
                                                                 --------------               ---------------
End of Year                                                      $1,967,797,341               $1,728,834,282
                                                                 ==============               ===============


                       See Notes to Financial Statements.

Institutional Treasury Money Fund

Financial Highlights


Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for each of the years indicated for the Institutional Treasury Money Fund.

                                                                           For the years ended December 31,
                                                          -----------------------------------------------------------------
                                                            1999           1998          1997          1996          1995
                                                          --------       --------      --------      --------      --------
Per Share Operating Performance:
Net Asset Value, Beginning of Year                     $      1.00    $      1.00   $      1.00   $      1.00   $      1.00
                                                       -----------    -----------   -----------   -----------   -----------
Income from Investment Operations
      Net Investment Income                                   0.05           0.05          0.05          0.05          0.06
      Net Realized Gain (Loss) from Investment
        Transactions                                         (0.00)(1)       0.00(1)       0.00(1)       0.00(1)       0.00(1)
                                                       -----------    -----------   -----------   -----------   -----------
Total from Investment Operations                              0.05           0.05          0.05          0.05          0.06
                                                       -----------    -----------   -----------   -----------   -----------
Distributions to Shareholders
      Net Investment Income                                  (0.05)         (0.05)        (0.05)        (0.05)        (0.06)
                                                       -----------    -----------   -----------   -----------   -----------
      Net Asset Value, End of Year                     $      1.00    $      1.00   $      1.00   $      1.00   $      1.00
                                                       ===========    ===========   ===========   ===========   ===========
Total Investment Return                                       4.84%          5.28%         5.42%         5.22%         5.71%
Supplemental Data and Ratios:
      Net Assets, End of Year (000s omitted)            $1,967,797     $1,728,834    $1,852,634    $1,424,305    $1,325,069
      Ratios to Average Net Assets:
            Net Investment Income                             4.72%          5.16%         5.26%         5.10%         5.53%
            Expenses After Waivers, Including Expenses
                of the Treasury Money Portfolio               0.25%          0.25%         0.25%         0.25%         0.25%
            Expenses Before Waivers, Including Expenses
                of the Treasury Money Portfolio               0.26%          0.26%         0.27%         0.26%         0.32%
            Decrease Reflected in Above Expense
              Ratios Due to Fee Waivers or Expense
              Reimbursements                                  0.01%          0.01%         0.02%         0.01%         0.07%

----------
(1) Less than $0.01 per share.


                       See Notes to Financial Statements.

Institutional Treasury Money Fund

Notes to Financial Statements

Note 1--Organization and Significant Accounting Policies
A. Organization
BT Institutional Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on March 26, 1990, as an unincorporated business trust under the laws of the Commonwealth of Massachusetts. The Institutional Treasury Money Fund (the "Fund") is one of the institutional funds offered to investors by the Trust. The Fund began operations and offering shares of beneficial interest on July 25, 1990. The Fund invests substantially all of its assets in the Treasury Money Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The value of the Fund's investment in the Portfolio reflects its proportionate interest in the net assets of the Portfolio. At December 31, 1999, the Fund's investment was approximately 78% of the Portfolio.

The financial statements of the Portfolio, including a list of assets held, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

B. Valuation
Valuation of securities by the Portfolio is discussed in Note 1B of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

C. Investment Income
The Fund earns income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. Distributions
It is the Fund's policy to declare dividends daily and pay them monthly to shareholders from net investment income, if any. Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund are made annually to the extent they exceed capital loss carryforwards.

E. Federal Income Taxes
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. The Institutional Treasury Money Fund has deferred a post October capital loss of $18,742 to next year.

F. Other
The Trust accounts separately for the assets, liabilities, and operations of each of its funds. Expenses directly attributable to a fund are charged to that fund, while expenses that are attributable to all of the Trust's funds are allocated among them.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2--Fees and Transactions with Affiliates
The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"), an indirect wholly owned subsidiary of Deutsche Bank AG. Under this agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of .05% of the Fund's average daily net assets.

Bankers Trust has contractually agreed to waive its fees through April 30, 2000 and reimburse expenses of the Fund, to the extent necessary, to limit all expenses to .05% of the average daily net assets of the Fund, excluding expenses of the Portfolio and .25% of the average daily net assets of the Fund, including expenses of the Portfolio.

ICC Distributors, Inc. provides distribution services to the Fund.

Institutional Treasury Money Fund

Report of Independent Accountants


To the Trustees of BT Institutional Funds and Shareholders of Institutional Treasury Money Fund

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Institutional Treasury Money Fund (one of the funds comprising BT Institutional Funds, hereafter referred to as the "Fund") at December 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the transfer agent, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Baltimore, Maryland
February 11, 2000



Tax Information (Unaudited) For the Tax Year ended December 31, 1999

We are providing this information as required by the Internal Revenue Code. The amounts may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

Of the ordinary distributions made during the fiscal year ended December 31,1999, 21.84% has been derived from investments in U.S. Government and Agency Obligations. All or a portion of the distributions from this income may be exempt from taxation at the state level. Consult your tax advisor for state specific information.

Treasury Money Portfolio

Schedule of Portfolio Investments December 31, 1999


      Principal
       Amount                         Description                                                                 Value
       ------                         -----------                                                                 -----
U.S. Treasury Bills - 12.4%

$   125,000,000     4.76%, 1/13/00                                                                           $  124,796,673
     50,000,000     5.135%, 1/13/00                                                                              49,890,869
     50,000,000     5.375%, 3/23/00                                                                              49,387,847
     90,000,000     5.28%, 3/30/00                                                                               88,825,200
                                                                                                             --------------
Total U.S. Treasury Bills (Amortized Cost $312,900,589)                                                         312,900,589
                                                                                                             --------------
                  U.S. Treasury Notes - 15.2%
     24,000,000      7.75%, 1/31/00                                                                              24,055,779
     93,000,000     5.875%, 2/15/00                                                                              93,100,854
    147,000,000     7.125%, 2/29/00                                                                             147,458,484
     30,000,000     6.875%, 3/31/00                                                                              30,111,754
     35,000,000     5.50%, 5/31/00                                                                               35,008,891
     56,000,000     6.25%, 5/31/00                                                                               56,147,684
                                                                                                             --------------
Total U.S. Treasury Notes (Amortized Cost $385,883,446)                                                         385,883,446
                                                                                                             --------------

                  Repurchase Agreements(2) - 71.9%
    250,000,000        Tri-Party Repurchase Agreement with Banque Paribas,
                       Dated 12/31/99, 3.20%, principal and interest in the amount of
                       $250,066,667 due 1/3/2000 (Collateralized by U.S. Treasury Strips(1),
                       par value of $1,299,000, coupon rates  6.454% to 6.848%, due from
                       11/15/00 to 8/15/10,value of $753,495; U.S. Treasury Notes, par value of $179,551,000, coupon rates of 5.375% to 7.00%, due from
                       2/29/00 to 8/15/09, value of $182,016,009; U.S.Treasury Bond, par value $15,300,000, coupon rate of 6.125%, due 11/15/27, value of
                       $14,436,612; U.S. Treasury Bill, par value $61,800,000, coupon rate of
                       5.63%, due 11/9/00, value of $58,784,160)                                                250,000,000

     70,000,000        Tri-Party Repurchase Agreement with Banque Paribas,
                       Dated 11/8/99, 5.31%, principal and interest in the amount of
                       $70,949,900 due 2/8/00 (Collateralized by U.S. Treasury Strips(1),
                       par value of $65,000, coupon rate of 7.067%, due 2/15/10, value of $33,102; U.S.Treasury Strips(1), par value of $35,000, coupon rate 6.347%, due 10/31/02 value of $29,167; U.S. Treasury Notes, par value $63,092,000, coupon rates 4.00% to 6.625%, due
                       8/15/00 to 8/15/07, value of $64,471,579; U.S. Treasury Bonds, par value $6,484,000, coupon rates 7.50% to 11.75%, due from
                       2/15/01 to 11/15/16,
                       value of $7,030,826)                                                                      70,000,000

     25,000,000        Tri-Party Repurchase Agreement with Credit Suisse First Boston,
                       Dated 12/31/99, 3.00% principal and interest in the amount of
                       $25,006,250 due 1/3/00 (Collateralized by U.S. Treasury Note, par
                       value of $26,025,000, coupon rate of 5.75% due
                       6/30/01, value of $25,878,741)                                                            25,000,000

     70,000,000        Tri-Party Repurchase Agreement with Credit Suisse First Boston,
                       Dated 10/8/99, 5.35%, principal and interest in the amount of
                       $71,196,319 due 1/31/00 (Collateralized by U.S. Treasury Bill,
                       par value of $150,000, coupon rate of 5.091%, due 2/3/00,
                       value of $149,314;  U.S. Treasury Strips(1), par value
                       $50,071,854, coupon rates from 5.402% to 6.935%, due from
                       2/15/00 to 8/15/20, value of $40,472,577; U.S. Treasury
                       Strips(1) principal, par value $109,600,311, coupon rates
                       from 8.750% to 11.625%, due from 11/15/04
                       to 5/15/20  value of $31,825,214)                                                         70,000,000

     90,000,000        Tri-Party Repurchase Agreement with Goldman Sachs and Company,
                       Dated 9/21/1999, 5.37% principal and interest in the amount of
                       $91,892,925 due 2/9/00 (Collateralized by U.S. Treasury Notes,
                       par value $73,377,000, coupon rates of 5.50% to 8.50%, due from 1/31/00 to  5/31/03, value of $74,538,780; U.S. Treasury
                       Bond, par value $4,586,000, coupon rate of 7.875%, due 11/15/07, value of $4,787,151; U.S. Treasury Bills, par value $12,654,000, coupon rates of 5.16 to 5.52%, due from 1/20/00 to 7/20/00,
                       value of $12,474,752)                                                                     90,000,000


                       See Notes to Financial Statements.

Treasury Money Portfolio

Schedule of Portfolio Investments December 31, 1999

      Principal
       Amount                         Description                                                                 Value
       ------                         -----------                                                                 -----
$   100,000,000        Tri-Party Repurchase Agreement with Greenwich Capital, Inc.,
                       Dated 12/31/99, 3.00% principal and interest in the amount of
                       $100,025,000 due 1/3/00 (Collateralized by Federal National
                       Mortgage Association Discount Notes, par value of $104,822,000, coupon rates from 5.125% to 6.625%, due from 3/15/01 to 9/15/09,
                       value of $102,004,550)                                                                $  100,000,000

     25,000,000        Tri-Party Repurchase Agreement with J.P. Morgan, Inc.,
                       Dated 12/31/99, 3.00% principal and interest in the amount of
                       $25,006,250 due 1/3/00 (Collateralized by U.S. Treasury Note, par
                       value of $24,578,000, coupon rate of 7.5%,  due 5/15/02, value of
                       $25,500,290)                                                                              25,000,000

     70,000,000        Tri-Party Repurchase Agreement with J.P. Morgan, Inc.,
                       Dated 12/31/99, 5.15% principal and interest in the amount of
                       $70,030,042, due 1/3/00 (Collateralized by U.S. Treasury Notes,
                       par value $ 71,212,000, coupon rates from 4.50% to
                       6.25%, due from 9/30/00 to 4/30/01, value of $71,400,427)                                 70,000,000

    102,759,572        Tri-Party Repurchase Agreement with Merrill Lynch & Co.,
                       Dated 12/31/99, 3.30% principal and interest in the amount of
                       $102,787,831, due 1/3/00 (Collateralized by U.S. Treasury
                       Strips(1) principal, par value of $237,430,000, coupon rates from 5.402% to 6.95%, due from 2/15/00 to 2/15/29, value of
                       $104,795,291; U.S. Treasury Strips(1), par value $43,000,
                       coupon rate of 11.75%, due 11/15/14, value of $22,029)                                   102,759,572

     25,000,000        Tri-Party Repurchase Agreement with Morgan Stanley Dean Witter,
                       Dated 12/31/99, 3.00% principal and interest in
                       the amount of $25,006,250, due on 1/3/00
                       (Collateralized by U.S. Treasury Bond, par value
                       of $23,730,000, coupon rate of 7.50%, due
                       11/15/16, value of $25,725,171)                                                           25,000,000

    120,000,000        Tri-Party Repurchase Agreement with Morgan Stanley Dean Witter,
                       Dated 12/31/99, 3.25%, principal and interest in
                       the amount of $120,032,500, due 1/3/00 (Collateralized by U.S.
                       Treasury Note, par value of $120,220,000 coupon rate of
                       6.00%, due 8/15/00, value of $123,004,776)                                                120,000,000

     70,000,000        Tri-Party Repurchase Agreement with Morgan Stanley Dean Witter,
                       Dated 11/5/99, 5.35%, principal and interest in
                       the amount of $70,582,556 due 2/3/00(Collateralized by U.S.
                       Treasury Note, par value of $ 70,075,000, coupon rate of
                       6.625%, due 4/30/02, value of $71,485,203)                                                70,000,000

    300,000,000        Tri-Party Repurchase Agreement with Salomon Smith Barney,
                       Dated 12/31/99, 3.00%, principal and interest in
                       the amount of $300,075,000 due 1/3/00
                       (Collateralized by U.S. Treasury Note, par value
                       of $1,125,000, coupon rate of 4.75%, due
                       11/15/08,value of $1,003,301; U.S. Treasury
                       Bonds, par value $259,855,000, coupon rates
                       of 5.25% to 14.25%, due from 5/15/01 to 2/15/29, value
                       of $305,965,161)                                                                         300,000,000

     75,000,000        Tri-Party Repurchase Agreement with Salomon Smith Barney,
                       Dated 12/31/99, 3.25%, principal and interest in
                       the amount of $75,020,313 due 1/3/00 (Collateralized by U.S.
                       Treasury Note, par value of $76,605,000, coupon rate of
                       6.125%, due 12/31/01 value of $76,521,194)                                                75,000,000

     30,000,000        Tri-Party Repurchase Agreement with Swiss Bank,
                       Dated 12/31/99, 3.00%, principal and interest in the
                       amount of $30,007,500, due 1/3/00 (Collateralized by U.S.
                       Treasury Strips(1), par value of $90,606,000, coupon rates
                       of 6.91% to 6.918%, due from 5/15/13  to 2/15/17, value of $30,600,732)                   30,000,000

     25,000,000        Tri-Party Repurchase Agreement with Swiss Bank,
                       Dated 12/31/99, 3.25%, principal and interest in
                       the amount of $25,006,771 due 1/3/00 (Collateralized by U.S.
                       Treasury Strips(1), par value of $62,395,000, coupon rate of
                       6.91%, due 5/15/13, value of $25,501,891)                                                 25,000,000

                       See Notes to Financial Statements.

Treasury Money Portfolio

Schedule of Portfolio Investments December 31, 1999


      Principal
       Amount                         Description                                                                 Value
       ------                         -----------                                                                 -----
$    70,000,000        Tri-Party Repurchase Agreement with Swiss Bank,
                       Dated 10/28/99, 5.39%, principal and interest
                       in the amount of $71,152,861 due 2/15/00
                       (Collateralized by U.S. Treasury Strips(1),
                       par value of $192,203,000, coupon rates
                       of 6.848%
                       to 6.935%, due from 8/15/10 to 5/15/19, value of $71,401,489)                         $   70,000,000

    300,000,000        Open Tri-Party Repurchase Agreement with Westdeutsche Landesbank,
                       Dated 7/22/99, 4.94%, Daily Variable Rate, principal amount of
                       $300,000,000, interest amount varies dependent on rate, due 1/3/00
                       (Collateralized by U.S. Treasury Notes, par value of $153,600,000, coupon rates of 4.75% to 5.125%, due from 8/31/00 to 11/15/08, value of $149,011,419; U.S.Treasury Bonds, par value $132,422,000, coupon rates of 7.25% to 8.875%,
                       due from 11/15/08 to 08/15/22, value of $156,988,694)                                    300,000,000
                                                                                                             --------------

Total Repurchase Agreements (Amortized Cost $1,817,759,572)                                                   1,817,759,572
                                                                                                             --------------
Total Investments (Amortized Cost $2,516,543,607)                                 99.5%                      $2,516,543,607
Other Assets in Excess of Liabilities                                              0.5                           12,760,808
                                                                                 -----                       --------------
Net Assets                                                                       100.0%                      $2,529,304,415
                                                                                 =====                       ==============

----------
(1) Reflects rate as of December 31, 1999.
(2) Market value disclosed for collateral on repurchase agreements is as of December 31, 1999. The term repurchase agreements are subject to a seven day demand feature.



                       See Notes to Financial Statements.

Treasury Money Portfolio

Statement of Assets and Liabilities  December 31, 1999

Assets
   Investments, at Value (Amortized Cost $2,516,543,607)                                         $ 2,516,543,607
   Cash                                                                                                1,460,308
   Interest Receivable                                                                                11,633,953
                                                                                                  --------------
Total Assets                                                                                       2,529,637,868
                                                                                                  --------------
Liabilities
   Due to Bankers Trust                                                                                  320,743
   Accrued Expenses and Other                                                                             12,710
                                                                                                  --------------
Total Liabilities                                                                                        333,453
                                                                                                  --------------
Net Assets                                                                                       $ 2,529,304,415
                                                                                                  ==============
Composition of Net Assets
   Paid-in Capital                                                                               $ 2,529,304,415
                                                                                                  --------------
Net Assets                                                                                       $ 2,529,304,415
                                                                                                  ==============

Statement of Operations For the year ended December 31, 1999
Investment Income
   Interest                                                                                        $ 106,697,436
                                                                                                    ------------
Expenses
   Advisory Fee                                                                                        3,225,042
   Administration and Services Fees                                                                    1,075,014
   Professional Fees                                                                                      25,585
   Trustees Fees                                                                                           5,186
   Miscellaneous                                                                                          59,636
                                                                                                    ------------
   Total Expenses                                                                                      4,390,463
   Less: Fee Waivers or Expense Reimbursements                                                           (90,240)
                                                                                                    ------------
      Net Expenses                                                                                     4,300,223
                                                                                                    ------------
Net Investment Income                                                                                102,397,213
Net Realized Loss from Investment Transactions                                                           (23,699)
                                                                                                    ------------
Net Increase in Net Assets from Operations                                                         $ 102,373,514
                                                                                                    ============

                        See Notes to Financial Statements.

Treasury Money Portfolio
Statements of Changes in Net Assets

                                                                                For the             For the
                                                                               year ended          year ended
                                                                            December 31, 1999   December 31, 1998
                                                                            -----------------   -----------------
Increase (Decrease) in Net Assets from:
Operations
   Net Investment Income                                                     $  102,397,213      $    127,099,237
   Net Realized Gain (Loss) from Investment Transactions                            (23,699)              236,294
                                                                             --------------       ---------------
Net Increase in Net Assets Resulting from Operations                            102,373,514           127,335,531
                                                                             --------------       ---------------
Capital Transactions
   Proceeds from Capital Invested                                             9,551,486,107        23,769,168,473
   Value of Capital Withdrawn                                                (9,163,201,635)      (23,977,157,512)
                                                                             --------------       ---------------
Net Increase (Decrease) in Net Assets from Capital Transactions                 388,284,472          (207,989,039)
                                                                             --------------       ---------------
Total Increase (Decrease) in Net Assets                                         490,657,986           (80,653,508)
Net Assets
Beginning of Year                                                             2,038,646,429         2,119,299,937
                                                                             --------------       ---------------
End of Year                                                                  $2,529,304,415      $  2,038,646,429
                                                                             ==============       ===============


Financial Highlights
Contained below are selected ratios and supplemental data for each of the years indicated for the Treasury Money Portfolio.

                                                                  For the years ended December 31,
                                                  -----------------------------------------------------------------
                                                     1999         1998         1997          1996         1995
                                                     ----         ----         ----          ----         ----
Supplemental Data and Ratios:
   Net Assets, End of Year (000s omitted)         $2,529,304   $2,038,646   $2,119,300   $1,979,713    $1,941,082
   Ratios to Average Net Assets:
      Net Investment Income                                4.76%        5.23%        5.29%        5.14%         5.58%
      Expenses After Waivers                               0.20%        0.20%        0.20%        0.20%         0.20%
      Expenses Before Waivers                              0.20%        0.20%        0.20%        0.20%         0.21%
      Decrease Reflected in Above Expense
         Ratios Due to Fee Waivers or Expense
         Reimbursements                                    0.00%(1)     0.00%(1)     0.00%(1)     0.00%(1)      0.01%

---------------
(1) Less than 0.01%.


                          See Notes to Financial Statements.

Treasury Money Portfolio

Notes to Financial Statements

Note 1-Organization and Significant Accounting Policies
A. Organization
The Treasury Money Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on March 26, 1990, as an unincorporated trust under the laws of New York, and began operations on July 23, 1990. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B. Security Valuation
Investments are valued at amortized cost, which is in accordance with Rule 2a-7 of the Investment Company Act of 1940 and represents the fair value of the Portfolio's investments.

C. Security Transactions and Interest Income
Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Expenses are recorded as incurred. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. Repurchase Agreements
The Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolio's Investment Advisor, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio's custodian, and pursuant to the terms of the repurchase agreements must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio requires the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

The Portfolio may enter into tri-party repurchase agreements with broker-dealers, and domestic banks. The third party, which is the broker's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is adequate to cover the agreement if the broker defaults.

E. Federal Income Taxes
The Portfolio is considered to be a partnership under the Internal Revenue Code. Therefore, no federal income tax provision is required.

F. Other
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2-Fees and Transactions with Affiliates
The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"), an indirect wholly owned subsidiary of Deutsche Bank AG. Under this agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of .05% of the Portfolio's average daily net assets.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this agreement, the Portfolio pays Bankers Trust a fee computed daily and paid monthly at an annual rate of .15% of the Portfolio's average daily net assets.

Bankers Trust has contractually agreed to waive its fees through April 30, 2000 and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to .20% of the average daily net assets of the Portfolio.

At December 31, 1999, the Portfolio was a participant with other affiliated entities in a revolving credit facility in the amount of $150,000,000, which expires April 29, 2000. A commitment fee of .10% per annum on the average daily amount of the available commitment is payable on a quarterly basis and apportioned equally among all participants. No amounts were drawn down or outstanding for this fund under the credit facility for the year ended December 31, 1999.

Treasury Money Portfolio

Report of Independent Accountants

To the Trustees and Holders of Beneficial Interest of
Treasury Money Portfolio


In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Treasury Money Portfolio (hereafter referred to as the "Portfolio") at December 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Baltimore, Maryland
February 11, 2000

Institutional Treasury Money Fund

Proxy Results (unaudited)


For the year ended December 31, 1999, the Bankers Trust Institutional Funds shareholders voted on the following proposals at the annual meeting of shareholders on October 8, 1999, or as adjourned. The description of each proposal and number of shares voted are as follows:


1.  To elect the Bankers Trust Institutional Funds Board of Trustees.

                                                Shares            Shares Voted
                                                 Voted              Withheld
                                                  For               Authority
                                              ----------            ---------
        Mr. Charles P. Biggar                1,249,175,881          1,048,241
        Mr. S. Leland Dill                   1,249,175,881          1,048,241
        Mr. Richard T. Hale                  1,249,175,881          1,048,241
        Mr. Bruce E. Langton                 1,249,175,881          1,048,241
        Mr. Philip Saunders, Jr              1,249,175,881          1,048,241
        Mr. Harry Van Benschoten             1,249,175,881          1,048,241
        Dr. Martin J. Gruber                 1,249,175,881          1,048,241
        Dr. Richard J. Herring               1,249,175,881          1,048,241


2. To approve the New Investment Advisory Agreement with Bankers Trust Company.

                          For            Against        Abstain

                       --------          -------       --------
                     1,250,224,122          --              --

3. To approve the New Investment Advisory Agreement with Morgan Grenfell, Inc.

                          For            Against        Abstain

                       --------          -------       --------
                     1,249,175,881         --          1,048,241


4. To approve the New Investment Sub-advisory Agreement with Bankers Trust Company.

                          For            Against        Abstain
                       --------          -------       --------
                     1,250,224,122          --              --

5. To ratify the selection of PricewaterhouseCoopers LLP as the independent accountants of the Fund and its corresponding Portfolio.

                          For            Against        Abstain
                       --------          -------       --------
                     1,250,224,122          --             --

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



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


For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write
to us at:                        BT Service Center
                                 P.O. Box 219210
                                 Kansas City, MO 64121-9210
or call our toll-free number:    1-800-368-4031

This report must be preceded or accompanied by a current prospectus for the Fund.







Institutional Treasury Money Fund                          CUSIP #055924203
BT Institutional Funds                                     480ANN (12/99)

Distributed by:
ICC Distributors, Inc.